UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


      Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christine Chartouni
Title:  Chief Compliance Officer
Phone:  212-500-3000


Signature, Place and Date of Signing:

/s/ Christine Chartouni        New York, New York            August 7, 2012
----------------------       -----------------------        -------------------
    [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $538,002
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number     Name

1.  028-11614                Marathon Special Opportunity Master Fund, Ltd.


                                                         FORM 13F INFORMATION TABLE
                                                        Marathon Asset Management, L.P.
                                                                 June 30, 2012


COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6        COLUMN 7     COLUMN 8

                                                             VALUE   SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x$1000) PRN AMT  PRN CALL  DISCRETION      MNGRS     SOLE   SHARED NONE
AMERICAN CAP LTD               COM              02503Y103    3,714    369,203 SH        SHARED-DEFINED  1         369,203
AMERICAN CAP LTD               COM              02503Y103    6,658    661,788 SH        SOLE            NONE      661,788
BANK OF AMERICA CORPORATION    COM              060505104    5,113    625,000     CALL  SOLE            NONE      625,000
BARRETT BILL CORP              COM              06846N104    2,790    130,273 SH        SHARED-DEFINED  1         130,273
BARRETT BILL CORP              COM              06846N104   10,062    469,727 SH        SOLE            NONE      469,727
BLACKROCK INC                  COM              09247X101    2,081     12,253 SH        SHARED-DEFINED  1          12,253
BLACKROCK INC                  COM              09247X101    4,246     25,000     CALL  SHARED-DEFINED  1          25,000
BLACKROCK INC                  COM              09247X101    4,246     25,000     PUT   SHARED-DEFINED  1          25,000
CIT GROUP INC                  COM NEW          125581801    6,435    180,550 SH        SHARED-DEFINED  1         180,550
CIT GROUP INC                  COM NEW          125581801   20,221    567,375 SH        SOLE            NONE      567,375
DELTA AIR LINES INC DEL        COM NEW          247361702      216     19,688 SH        SHARED-DEFINED  1          19,688
DYNEGY INC DEL                 COM              26817G300    1,138  1,945,745 SH        SHARED-DEFINED  1       1,945,745
DYNEGY INC DEL                 COM              26817G300    4,217  7,208,323 SH        SOLE            NONE    7,208,323
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    2,013     59,075 SH        SHARED-DEFINED  1          59,075
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    2,555     75,000     CALL  SHARED-DEFINED  1          75,000
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    2,555     75,000     PUT   SHARED-DEFINED  1          75,000
GENERAL ELECTRIC CO            COM              369604103    6,669    320,000     PUT   SHARED-DEFINED  1         320,000
HESS CORP                      COM              42809H107    3,839     88,350 SH        SHARED-DEFINED  1          88,350
HESS CORP                      COM              42809H107   13,541    311,650 SH        SOLE            NONE      311,650
ISHARES TR                     MSCI EMERG MKT   464287234    1,416     36,185 SH        SHARED-DEFINED  1          36,185
ISHARES TR                     MSCI EMERG MKT   464287234    2,900     74,100     CALL  SHARED-DEFINED  1          74,100
ISHARES TR                     MSCI EAFE INDEX  464287465    3,702     74,100     PUT   SHARED-DEFINED  1          74,100
MERCK & CO INC NEW             COM              58933Y105   18,788    450,000     CALL  SHARED-DEFINED  1         450,000
SOUTHWESTERN ENERGY CO         COM              845467109    4,853    151,986 SH        SHARED-DEFINED  1         151,986
SOUTHWESTERN ENERGY CO         COM              845467109   17,498    548,014 SH        SOLE            NONE      548,014
SPDR S&P 500 ETF TR            TR UNIT          78462F103      962      7,069 SH        SHARED-DEFINED  1           7,069
SPDR S&P 500 ETF TR            TR UNIT          78462F103   50,359    370,000     CALL  SOLE            NONE      370,000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   67,699    497,400     PUT   SHARED-DEFINED  1         497,400
SPDR S&P 500 ETF TR            TR UNIT          78462F103  203,831  1,497,600     PUT   SOLE            NONE    1,497,600
ULTRA PETROLEUM CORP           COM              903914109    7,523    326,090 SH        SHARED-DEFINED  1         326,090
ULTRA PETROLEUM CORP           COM              903914109   27,082  1,173,910 SH        SOLE            NONE    1,173,910
WPX ENERGY INC                 COM              98212B103    3,661    226,244 SH        SHARED-DEFINED  1         226,244
WPX ENERGY INC                 COM              98212B103   13,155    813,056 SH        SOLE            NONE      813,056
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    3,077    249,188 SH        SHARED-DEFINED  1         249,188
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    9,189    744,043 SH        SOLE            NONE      744,043


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